SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
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Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DKR Oasis Management Company L.P.
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Address:   1281 East Main Street
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           Stamford, CT 06902
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Form 13F File Number:28-13553
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phillip M. Meyer
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Title:     Managing Director and General Counsel
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Phone:     +852.2847.7708
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Signature, Place, and Date of Signing:

      /s/  Phillip M. Meyer         Hong Kong            May 17, 2010
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              3
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Form 13F Information Table Value Total:           $53,533
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                                                (thousands)


List of Other Included Managers:  NONE


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

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8

                                                            VALUE    SHRS OR          PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT  SH/PRN  CALL  DISCRETION MANAGER  SOLE   SHARED  NONE
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QIAO XING UNIVERSAL TELEPHON  ORD               G7303A109   29,564    15,318    SH            SOLE             15,318
SEANERGY MARITIME HLDGS CORP  *W EXP 09/24/201  Y73760111   19,795   214,000   PRN            SOLE            214,000
VANTAGE DRILLING COMPANY      *W EXP 05/24/201  G93205121   4,174    179,900   PRN            SOLE            179,900
